UNINCORPOATED ARRANGEMENT SMM FUNDING ARRANGEMENT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Funding obligations contributed by SMM		$ 0.0	$ 250.0
Repurchase of Transferred Interests	$ 377.7	(377.7)	0.0
Repurchase option fee included in repurchase price		$ 17.5	23.7
Côté Gold
Disclosure of associates [line items]
Proportion of voting rights held in joint venture		70.00%
Proportion of revenue and expenses	60.30%
Proportion of revenue and expenses included in interest income, derivatives and other investment gains (losses)	9.70%
Sumitomo Metal Mining Co Ltd
Disclosure of associates [line items]
Increased ownership interest in joint venture		9.70%
Unincorporated Joint Venture
Disclosure of associates [line items]
Proportion of voting rights held in joint venture		70.00%
Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd
Disclosure of associates [line items]
Funding obligation to Cote Gold by SMM			$ 250.0